Related party transactions (Details 1) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Total associates and joint ventures	$ 22,568	$ 11,321
Total Direct Parent company	0	3,310
Total other related parties	13,582	12,453
Total Directors and Senior Management	(7,171)	(7,803)
Total Related Parties	28,979	19,281
Other payables	65,247	74,877
Comparaencasa Ltd [Member]
Statement [Line Items]
Other investments	2,610	2,765
Loans granted to associates	365	347
Banco Hipotecario S.A [Member]
Statement [Line Items]
Leases and or rights of use asset receivable	51	54
Dividends receivables	18,701	6,596
Other Associates And Joints Ventures [Member]
Statement [Line Items]
Equity incentive plan receivable	1	1
Loans granted to associates	16	17
Borrowings	(855)	(728)
Management fees receivable	9	40
Other payables	(69)	(29)
Other receivables	51	15
Sociedad Rural Argentinas [Member]
Statement [Line Items]
Other payables	(9,734)	(12,846)
Directors And Senior Managements [Member]
Statement [Line Items]
Fees	(7,171)	(7,803)
IFISAs [Member]
Statement [Line Items]
Financial operations receivables	0	3,310
Others Related Parties [Member]
Statement [Line Items]
Dividends payables	(200)	0
Other payables	(2,008)	(229)
Other receivables	1,395	1,422
Reimbursement of expenses	36	81
Legal services	99	79
CAMSAs And Its Subsidiaries [Member]
Statement [Line Items]
Management Fees payable	(8,947)	(13,132)
Reimbursement of expenses	0	(4)
Yad Levims [Member]
Statement [Line Items]
Loans granted to Yad Levin	24,739	24,638
Galerias Pacificos [Member]
Statement [Line Items]
Other receivables	3	4
Loans granted	0	4,530
Rundel Global LTDs [Member]
Statement [Line Items]
Other investments	2,378	2,509
Suttons [Member]
Statement [Line Items]
Other payables	(101)	(107)
Loans granted	6,120	5,666
New Lipstick LLC [Member]
Statement [Line Items]
Reimbursement of expenses	292	307
La Rural S.A. [Member]
Statement [Line Items]
Leases and or rights of use asset receivable	(1)	0
Other payables	(493)	(3)
Other receivables	5	22
Canon receivables	$ 1,885	$ 1,917